Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in stock options granted
	2017 Plan		2008 Plan		1997 Plan
	Number of options	Weighted average exercise Price per share (US$)	Number of options	Weighted average exercise price per share (US$)	Number of options	Weighted average exercise price per share (US$)
Outstanding as at December 31, 2015	—	—	172,000	39.15	274,500	39.05
Expired	—	—	(132,000)	39.05	(274,500)	39.05
Outstanding as at December 31, 2016	—	—	40,000	40.05	—	—
Exchanged under the plan of arrangement	40,000	40.05	(40,000)	40.05	—	—
Granted	535,000	8.76	—	—	—	—
Outstanding as at December 31, 2017	575,000	10.94	—	—	—	—
Forfeited	(125,000)	13.77	—	—	—	—
Cancelled	(20,000)	40.05	—	—	—	—
Granted	20,000	8.76	—	—	—	—
Outstanding as at December 31, 2018	450,000		—	—	—	—
As at December 31, 2018:
Options exercisable	450,000	8.76	—		—
Options available for granting in future periods	125,403		—		—

Schedule of information about stock options outstanding and exercisable
	Options Outstanding and Exercisable
Exercise Price per Share (US$)	Number outstanding	Weighted average remaining contractual life (in years)
$8.76	450,000	8.92

Schedule of share-based compensation expenses recognized
Years ended December 31:	2018	2017	2016
Share-based compensation expenses arising from stock options granted by the Company	$69	$2,876	$—

Schedule of black-scholes-merton formula
	2018	2017
Number of options granted	20,000	535,000
Vesting requirements	Immediately	Immediately
Contractual life	9.54 years	10 years
Method of settlement	In equity	In equity
Exercise price per share	US$8.76	US$8.76
Market price per share on grant date	US$6.30	US$8.40
Expected volatility	37.86%	37.74%
Expected option life	9.54 years	10 years
Expected dividends	0.00%	0.00%
Risk-free interest rate	2.93%	2.38%
Fair value of option granted (per option)	$3.44(US$2.69)	$5.38(US$4.22)